Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Commitments and Contingencies

9.       Commitments and Contingencies

  Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.

  The Company's vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company's vessels are entered. The Company's vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. During 2016, the Company was notified by one of its P&I Clubs of supplemental calls with respect to the 2015 policy year which however were immaterial and were expensed in the 2016 consolidated statement of operations.

  In December 2016, the Company, through one of its wholly-owned subsidiaries, upon signing a settlement agreement with former charterers, received an amount of $5,500 as partial payment pursuant to an arbitration award. The partial payment of the arbitration award is without prejudice, and the Company intends to seek the recovery of the balance of the award.

  The Company had shipbuilding contracts for the construction of two Newcastlemax dry bulk carriers (Note 5 and 15). As at December 31, 2016, the total obligations under these contracts amounted to $52,440.

  As at December 31, 2016, the minimum contractual gross charter revenues expected to be generated from fixed and non-cancelable time charter contracts existing as at December 31, 2016 and until their expiration were as follows:

Period	Amount
Year 1	$36,048
Year 2	3,660
Total	$39,708